SCHWAB CAPITAL TRUST

Schwab® International Opportunities Fund
(the fund)
Supplement dated March 31, 2023, to the fund’s currently effective
Summary Prospectus, Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the
Summary Prospectus, Statutory Prospectus and SAI and should be read in conjunction with the
Summary Prospectus, Statutory Prospectus and SAI.
Effective on or about May 5, 2023, Chuck Craig will retire and will no longer serve as senior portfolio manager of the fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
REG120795-00 (03/23)
00285747